Summary of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Wages, taxes and benefits	$ 14,408	$ 20,585	$ 21,779
Lottery	11,208	10,787	10,124
Professional and legal fees	3,482	6,459	1,538
Gift cards	2,804	6,196	4,517
Property and equipment expenditures	3,792	4,907	1,718
Self-insurance reserves	4,973	4,784	3,468
Union medical, pension and 401(k)	6,077	4,518	3,226
Utilities	2,168	2,404	2,192
Repairs and maintenance	1,972	2,164	2,271
Money orders	1,858	1,868	3,133
Sales and use tax	4,591	1,129	964
Interest payable	5,552	1,072	7,846
Other	11,267	8,867	11,901
Accrued expenses and other current liabilities, Total	$ 74,152	$ 75,740	$ 74,677